Jul-30-03 03:04pm From-

Securities Operations

T-518 P.002/002 F-749

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03028311

Cert NYS

1-31346

NYSE

RECD S.E.C.
JUL 30 2003
081

July 30, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
AUG 14 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, W-H ENERGY SERVICES, INC., Common Stock, par value $.0001 per share and Rights to Purchase Series A Junior Participating Preferred Stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 30, 2003. Tentative listing date – August 6, 2003.

Sincerely,

[signature]